Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current
Current provisions	$ 1,365.0		₨ 103,291.8	₨ 101,967.5
Non-current
Non-current provisions	1,947.7		147,366.8	118,548.5
Employee benefits obligations [Member]
Non-current
Non-current provisions	148.9		11,266.1	8,263.5
Product warranty [Member]
Current
Current provisions	1,045.4		79,097.8	74,042.5
Non-current
Non-current provisions	1,505.0		113,874.1	100,970.1
Balance at the beginning	2,313.0	₨ 175,012.6
Provision made during the year	1,420.8	107,508.0
Provision used during the year	(1,294.7)	(97,962.0)
Impact of discounting	34.8	2,633.0
Currency translation	76.5	5,780.3
Balance at the end	2,550.4	192,971.9
Current	1,045.4		79,097.8
Non-current	1,505.0		113,874.1
Legal and product liability [Member]
Current
Current provisions	153.7		11,630.7	13,951.2
Non-current
Non-current provisions	67.0		5,065.9	3,913.1
Balance at the beginning	236.1	17,864.3
Provision made during the year	41.4	3,130.0
Provision used during the year	(64.9)	(4,912.0)
Currency translation	8.1	614.3
Balance at the end	220.7	16,696.6
Current	153.7		11,630.7
Non-current	67.0		5,065.9
Provision for residual risk [Member]
Current
Current provisions	75.6		5,723.6	851.2
Non-current
Non-current provisions	140.7		10,648.3	2,776.2
Balance at the beginning	47.9	3,627.4
Provision made during the year	165.9	12,555.9
Provision used during the year	(10.4)	(786.5)
Currency translation	12.9	975.1
Balance at the end	216.3	16,371.9
Current	75.6		5,723.6
Non-current	140.7		10,648.3
Provision for environmental liability [Member]
Current
Current provisions	6.0		451.6	1,254.7
Non-current
Non-current provisions	21.2		1,606.6	1,381.2
Balance at the beginning	34.8	2,635.9
Provision made during the year	7.2	543.0
Provision used during the year	(15.6)	(1,184.0)
Currency translation	0.8	63.3
Balance at the end	27.2	2,058.2
Current	6.0		451.6
Non-current	21.2		1,606.6
Provision for onerous contract [Member]
Current
Current provisions	47.9		3,622.5
Non-current
Non-current provisions	54.8		4,147.5
Provision made during the year	102.7	7,770.0
Balance at the end	102.7	₨ 7,770.0
Current	47.9		3,622.5
Non-current	54.8		4,147.5
Employee related and other provisions [Member]
Current
Current provisions	36.4		2,765.6	11,867.9
Other provisions [Member]
Non-current
Non-current provisions	$ 10.1		₨ 758.3	₨ 1,244.4